Borrowings (Tables)	6 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Senior secured notes	312,318	304,474	308,388
Secured term loan facility	164,734	160,575	162,638
Revolving credit facilities	100,000	60,000	60,000
Accrued interest on senior secured notes and revolving credit facilities	5,185	5,187	5,114
	582,237	530,236	536,140
Less: non-current portion
Senior secured notes	312,318	304,474	308,388
Secured term loan facility	164,734	160,575	162,638
Non-current borrowings	477,052	465,049	471,026
Current borrowings	105,185	65,187	65,114